Munder Micro-Cap Equity Fund
Class A, B, C, K, R and Y Shares

Supplement Dated June 1, 2011
to Prospectus Dated October 30, 2010, as amended and restated January 18, 2011 and Summary Prospectus Dated January 18, 2011

Investors are advised that effective June 1, 2011, Integrity Asset Management, LLC (“Integrity”) serves as sub-advisor to the Fund.  Integrity is a wholly owned subsidiary of Munder Capital Management, the Fund’s investment advisor.  Daniel G. Bandi, Daniel J. DeMonica and Adam I. Friedman, each of whom is a dual employee of MCM and Integrity, continue to serve as the portfolio managers of the Fund.

Accordingly, the second paragraph of the section entitled “MANAGEMENT OF THE FUND – Investment Advisor” on page 14 of the prospectus is hereby deleted in its entirety and replaced with the following:

Pursuant to a Sub-Advisory Agreement, MCM has retained Integrity Asset Management, LLC (Integrity), 18500 Lake Road, Suite 300, Rocky River, Ohio 44116, a registered investment adviser and a wholly owned subsidiary of MCM, to manage the Fund effective June 1, 2011. As of March 31, 2011, Integrity had $3.6 billion in assets under management. Integrity is responsible for the day-to-day management of the Fund, which includes, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Munder Veracity Small-Cap Value Fund
Class A, B, C, K, R and Y Shares

Supplement Dated June 1, 2011
to Prospectus Dated October 30, 2010, as amended and restated May 16, 2011 and Summary Prospectus Dated May 16, 2011

Investors are advised that effective June 1, 2011, Integrity Asset Management, LLC (“Integrity”) serves as sub-advisor to the Fund.  Integrity is a wholly owned subsidiary of Munder Capital Management, the Fund’s investment advisor.  Daniel G. Bandi, Daniel J. DeMonica and Adam I. Friedman, each of whom is a dual employee of MCM and Integrity, continue to serve as the portfolio managers of the Fund.

Accordingly, the second paragraph of the section entitled “MANAGEMENT OF THE FUND – Investment Advisor” on page 14 of the prospectus is hereby deleted in its entirety and replaced with the following:

Pursuant to a Sub-Advisory Agreement, MCM has retained Integrity Asset Management, LLC (Integrity), 18500 Lake Road, Suite 300, Rocky River, Ohio 44116, a registered investment adviser and a wholly owned subsidiary of MCM, to manage the Fund effective June 1, 2011. As of March 31, 2011, Integrity had $3.6 billion in assets under management. Integrity is responsible for the day-to-day management of the Fund, which includes, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE